Available-for-Sale Debt Securities - Schedule of Available-for-Sale Debt Securities Held in the Trust Account (Details) - U.S. government debt securities [Member] - Cantor Equity Partners, Inc. [Member] - USD ($)
		Sep. 30, 2025	Dec. 31, 2024	[3],[4]
Schedule of Available-for-Sale Debt Securities Held in the Trust Account [Line Items]
Amortized Cost	[1],[2]	$ 105,286,044	$ 101,881,727
Gross Unrealized Gains	[1],[2]	33,801	177,761
Gross Unrealized Losses	[1],[2]	(18,771)	(83,125)
Fair Value	[1],[2]	$ 105,301,074	$ 101,976,363

[1]	Contractual maturities are one year or less.
[2]	No debt securities were in an unrealized loss position.
[3]	Contractual maturities are one year or less.
[4]	No debt securities were in an unrealized loss position.